Financial risk management (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Financial Risk Management Text Block Abstract
Schedule of assumptions and scenarios
							2022
					Devaluation in reais R$		Appreciation in Reais R$
Product	Price	Market	Maturity	Probable scenario	Scenario I -25%	Scenario II - 50%	Scenario III + 25%	Scenario IV+ 50%
Soybean	R$/bag	CBOT	02/14/2023	167.84	125.88	83.92	209.80	251.76
Soybean	R$/bag	CBOT	02/24/2023	167.84	125.88	83.92	209.80	251.76
Soybean	R$/bag	CBOT	02/27/2023	167.84	125.88	83.92	209.80	251.76
Soybean	R$/bag	CBOT	02/28/2023	167.84	125.88	83.92	209.80	251.76
Soybean	R$/bag	CBOT	06/30/2023	166.88	125.16	83.44	208.60	250.32
Soybean	R$/bag	CBOT	04/28/2023	167.49	125.62	83.75	209.36	251.24

Cotton	R$/arroba	CBOT	11/11/2022	171.19	128.39	85.60	213.99	256.79
Cotton	R$/arroba	CBOT	11/16/2022	171.19	128.39	85.60	213.99	256.79
Cotton	R$/arroba	CBOT	11/14/2023	143.34	107.51	71.67	179.18	215.01

Corn	R$/bag	OTC/Stock Exchange	09/15/2022	87.10	65.33	43.55	108.88	130.65
Corn	R$/bag	OTC/Stock Exchange	09/19/2022	87.10	65.33	43.55	108.88	130.65
Corn	R$/bag	OTC/Stock Exchange	03/15/2023	94.63	70.97	47.32	118.29	141.95
Corn	R$/bag	OTC/Stock Exchange	09/15/2023	86.96	65.22	43.48	108.70	130.44

Ethanol	R$/m3	CBOT	07/05/2022	3,080.00	2,310.00	1,540.00	3,850.00	4,620.00
Ethanol	R$/m3	CBOT	08/02/2022	2,900.00	2,175.00	1,450.00	3,625.00	4,350.00
Ethanol	R$/m3	CBOT	09/02/2022	2,880.00	2,160.00	1,440.00	3,600.00	4,320.00
Ethanol	R$/m3	CBOT	10/04/2022	2,875.00	2,156.25	1,437.50	3,593.75	4,312.50
Ethanol	R$/m3	CBOT	11/03/2022	2,925.00	2,193.75	1,462.50	3,656.25	4,387.50
Ethanol	R$/m3	CBOT	12/02/2022	3,015.00	2,261.25	1,507.50	3,768.75	4,522.50
Ethanol	R$/m3	CBOT	01/04/2023	3,120.00	2,340.00	1,560.00	3,900.00	4,680.00
Ethanol	R$/m3	CBOT	02/03/2023	3,200.00	2,400.00	1,600.00	4,000.00	4,800.00
Ethanol	R$/m3	CBOT	03/03/2023	3,200.00	2,400.00	1,600.00	4,000.00	4,800.00
Ethanol	R$/m3	CBOT	04/05/2023	3,150.00	2,362.50	1,575.00	3,937.50	4,725.00
Ethanol	R$/m3	OTC/Stock Exchange	07/05/2022	3,080.00	2,310.00	1,540.00	3,850.00	4,620.00
Ethanol	R$/m3	OTC/Stock Exchange	08/02/2022	2,900.00	2,175.00	1,450.00	3,625.00	4,350.00
Ethanol	R$/m3	OTC/Stock Exchange	09/02/2022	2,880.00	2,160.00	1,440.00	3,600.00	4,320.00
Ethanol	R$/m3	OTC/Stock Exchange	09/05/2022	2,880.00	2,160.00	1,440.00	3,600.00	4,320.00
Ethanol	R$/m3	OTC/Stock Exchange	10/04/2022	2,875.00	2,156.25	1,437.50	3,593.75	4,312.50
Ethanol	R$/m3	OTC/Stock Exchange	11/03/2022	2,925.00	2,193.75	1,462.50	3,656.25	4,387.50
Ethanol	R$/m3	OTC/Stock Exchange	12/02/2022	3,015.00	2,261.25	1,507.50	3,768.75	4,522.50
Ethanol	R$/m3	OTC/Stock Exchange	01/04/2023	3,120.00	2,340.00	1,560.00	3,900.00	4,680.00
Ethanol	R$/m3	OTC/Stock Exchange	01/31/2023	3,200.00	2,400.00	1,600.00	4,000.00	4,800.00
Ethanol	R$/m3	OTC/Stock Exchange	02/28/2023	3,200.00	2,400.00	1,600.00	4,000.00	4,800.00
Ethanol	R$/m3	OTC/Stock Exchange	03/31/2023	3,150.00	2,362.50	1,575.00	3,937.50	4,725.00

Fed cattle	R$/bag	OTC/Stock Exchange	10/31/2022	334.85	251.14	167.43	418.56	502.28

USD	-	-	07/26/2022	5.26	3.95	2.63	6.58	7.89
USD	-	-	07/28/2022	5.27	3.95	2.63	6.58	7.90
USD	-	-	10/31/2022	5.40	4.05	2.70	6.75	8.09
USD	-	-	11/23/2022	5.42	4.07	2.71	6.78	8.14
USD	-	-	01/30/2023	5.52	4.14	2.76	6.90	8.28
USD	-	-	05/31/2023	5.66	4.25	2.83	7.08	8.50
USD	-	-	06/30/2023	5.70	4.28	2.85	7.13	8.55
USD	-	-	07/31/2023	5.74	4.31	2.87	7.18	8.61
USD	-	-	11/30/2023	5.88	4.41	2.94	7.35	8.82

Interest	-	-	08/15/2023	13.70%	10.28%	6.85%	17.13%	20.55%
Interest	-	-	04/17/2028	12.74%	9.55%	6.37%	15.92%	19.11%

							2021
					Devaluation in reais R$		Appreciation in Reais R$
Product	Price	Market	Maturity	Probable scenario	Scenario I -25%	Scenario II - 50%	Scenario III + 25%	Scenario IV+ 50%
Soybean	R$/bag	CBOT	08/13/2021	157.71	118.28	78.86	197.14	236.57
Soybean	R$/bag	CBOT	10/22/2021	154.29	115.72	77.15	192.86	231.44
Soybean	R$/bag	CBOT	10/26/2021	150.37	112.78	75.19	187.96	225.56
Soybean	R$/bag	CBOT	11/12/2021	154.29	115.72	77.15	192.86	231.44
Soybean	R$/bag	CBOT	12/27/2021	154.37	115.78	77.19	192.96	231.56
Soybean	R$/bag	CBOT	02/18/2022	151.39	113.54	75.70	189.24	227.09
Soybean	R$/bag	CBOT	06/24/2022	150.37	112.78	75.19	187.96	225.56
Soybean	R$/bag	CBOT	06/28/2022	150.37	112.78	75.19	187.96	225.56

Cotton	R$/arroba	CBOT	11/12/2021	140.44	105.33	70.22	175.55	210.66
Cotton	R$/arroba	CBOT	12/08/2021	140.44	105.33	70.22	175.55	210.66
Cotton	R$/arroba	CBOT	11/16/2022	128.65	96.49	64.33	160.81	192.98

Corn	R$/bag	CBOT	08/27/2021	70.81	53.11	35.41	88.51	106.22
Corn	R$/bag	CBOT	08/31/2021	70.81	53.11	35.41	88.51	106.22
Corn	R$/bag	OTC/Stock Exchange	09/19/2022	80.27	60.20	40.14	100.34	120.41
Corn	R$/bag	OTC/Stock Exchange	09/15/2021	91.50	68.63	45.75	114.38	137.25
Corn	R$/bag	OTC/Stock Exchange	09/15/2022	80.27	60.20	40.14	100.34	120.41

Ethanol	R$/m3	OTC/Stock Exchange	07/30/2021	2,850.00	2,137.50	1,425.00	3,562.50	4,275.00
Ethanol	R$/m3	OTC/Stock Exchange	08/31/2021	2,865.00	2,148.75	1,432.50	3,581.25	4,297.50
Ethanol	R$/m3	OTC/Stock Exchange	09/30/2021	2,867.50	2,150.63	1,433.75	3,584.38	4,301.25

Fed cattle	R$/bag	OTC/Stock Exchange	10/29/2021	318.00	238.50	159.00	397.50	477.00

USD	-	-	07/05/2021	5.04	3.78	2.52	6.30	7.56
USD	-	-	07/15/2021	5.05	3.79	2.52	6.31	7.57
USD	-	-	07/27/2021	5.06	3.79	2.53	6.32	7.58
USD	-	-	08/26/2021	5.08	3.81	2.54	6.35	7.62
USD	-	-	08/30/2021	5.08	3.81	2.54	6.35	7.62
USD	-	-	08/31/2021	5.08	3.81	2.54	6.35	7.62
USD	-	-	09/28/2021	5.11	3.83	2.55	6.38	7.66
USD	-	-	11/16/2021	5.15	3.86	2.57	6.44	7.72
USD	-	-	11/17/2021	5.15	3.86	2.58	6.44	7.73
USD	-	-	03/31/2022	5.28	3.96	2.64	6.59	7.91
USD	-	-	05/10/2022	5.32	3.99	2.66	6.65	7.98
USD	-	-	05/25/2022	5.33	4.00	2.67	6.67	8.00
USD	-	-	06/27/2022	5.37	4.03	2.68	6.71	8.05
USD	-	-	06/28/2022	5.37	4.03	2.68	6.71	8.05
USD	-	-	06/30/2022	5.37	4.03	2.69	6.71	8.06
USD	-	-	07/26/2022	5.40	4.05	2.70	6.75	8.09
USD	-	-	07/28/2022	5.40	4.05	2.70	6.75	8.10
USD	-	-	11/23/2022	5.52	4.14	2.76	6.90	8.28
USD	-	-	01/30/2023	5.59	4.19	2.80	6.99	8.39
USD	-	-	05/30/2023	5.73	4.30	2.87	7.16	8.60
USD	-	-	06/30/2023	5.76	4.32	2.88	7.20	8.65
USD	-	-	07/31/2023	5.80	4.35	2.90	7.25	8.70
USD	-	-	03/01/2024	6.04	4.53	3.02	7.55	9.06
USD	-	-	04/30/2024	6.11	4.58	3.05	7.63	9.16

Interest	-	-	11/23/2021	6.04%	4.53%	3.02%	7.55%	9.06%
Interest	-	-	08/15/2023	7.66%	5.75%	3.83%	9.58%	11.49%

Schedule of possible scenarios of loans and receivables
		Consolidated				Scenario I -			Scenario I - Possible			Scenario II - Remote			Scenario III - Possible			Scenario IV - Remote
(*)annual		At June 30, 2022				Probable			Decrease			Decrease			Increase			Increase
average rates		Balance	Notional/			Balance			Balance	-25%		Balance	-50%		Balance	-25%		Balance	-50%
Operation	Risk	(R$)	Position	Rate		(R$)	Rate		(R$)	Rate		(R$)	Rate		(R$)	Rate		(R$)	Rate

Short-term investments	CDI	397,001	-	13.15%		(2,501)	13.78%		(13,697)	10.34%		(27,353)	6.89%		13,697	17.23%		27,353	20.67%
Marketable securities	CDI	19,580	-	13.15%		(123)	13.78%		(675)	10.34%		(1,351)	6.89%		675	17.23%		1,351	20.67%
Marketable securities	SELIC	2,485	-	13.15%		(16)	13.78%		(86)	10.34%		(173)	6.89%		86	17.23%		173	20.67%
Marketable securities	IPCA	92,385	-	11.07%		(196)	11.28%		(2,670)	8.46%		(5,214)	5.64%		2,607	14.10%		5,214	16.92%
Cash - USD	USD	24,291	4,637	5.24		(2,155)	5.70		(6,612)	4.28		(13,222)	2.85		6,612	7.13		13,222	8.56
Total cash, cash equivalents		535,742	4,637			(4,991)			(23,677)			(47,313)			23,677			47,313

Financing in Paraguay	USD	(16,760)	(3,200)	5.24		(7,799)	5.70		23,900	4.28		47,801	2.85		(23,900)	7.13		(47,801)	8.56
Financing in Bolivia	USD	(10,840)	(2,069)	5.24		(5,044)	5.70		15.458	4.28		30,912	2.85		(15,458)	7.13		(30,912)	8.56
Debentures	CDI	(336,389)	-	13.15%		(2,119)	13.78%		11,605	10.34%		23,177	6.89%		(11,605)	17.23%		(23,177)	20.67%
Total financing (b)		(363,989)	(5,269)			(14,962)			50,963			101,890			(50,963)			(101,890)

Araucária V	Soybean bags	27,917	201,600	155.57		-	155.57		(6.979)	116.68		(13,959)	77.78		6,979	194.46		13,959	233.35
Jatobá II	Soybean bags	147,852	1,047,598	173.37		-	173.37		(36,963)	130.03		(73,926)	86.69		36,963	216.72		73,926	260.06
Jatobá III	Soybean bags	56,332	24,259	173.37		-	173.37		(14,083)	130.03		(28,166)	86.69		14,083	216.72		28,166	260.06
Jatobá IV	Soybean bags	14,243	108,000	168.85		-	168.85		(3,561)	126.64		(7,122)	84.42		3,561	211.06		7,122	253.27
Jatobá V	Soybean bags	40,597	300,000	174.98		-	174.98		(10,149)	131.23		(20,299)	87.49		10,149	218.72		20,299	262.46
Jatobá VI	Soybean bags	39,439	108,000	168.85		-	168.85		(9,860)	126.64		(19,720)	84.42		9,860	211.06		19,720	253.27
Alto Taquari II	Soybean bags	2,174	14,726	164.90		-	164.90		(544)	123.68		(1,087)	82.45		544	206.13		1,087	247.36
Alto Taquari III	Soybean bags	10,735	79,478	166.17		-	166.17		(2,864)	124.63		(5,368)	83.09		2,684	207.71		5,368	249.26
Alto Taquari IV	Soybean bags	137,261	1,110,703	167.62		-	167.62		(34,315)	125.72		(68,631)	83.81		34,315	209.53		68,631	251.43
Rio do Meio I	Soybean bags	73,619	586,165	181.88		-	181.88		(18,405)	136.41		(36,810)	90.94		18,405	227.35		36,810	272.81
Total receivables from farms (b)		550,169	3,580,529			-			(137,543)			(275,088)			137,543			275,088

Derivative operations	Grains	(10,683)	(2,176,933)		(a)	(10,684)		(a)	141,369		(a)	62,346		(a)	(88,995)		(a)	(167,423)		(a)
Derivative operations	USD	1,281	(40,550)		(a)	1,282		(a)	175,704		(a)	78,123		(a)	(102,081)		(a)	(203,858)		(a)
Derivative operations	Cattle (@)	-	(27,720)		(a)	-		(a)	4,988		(a)	2,530		(a)	(2,387)		(a)	(4,846)		(a)
Derivative operations	Cotton (lbs)	(636)	(2,000,000)		(a)	(636)		(a)	2,583		(a)	1,035		(a)	(1,959)		(a)	(3,411)		(a)
Derivative operations	Ethanol (M^3)	3,077	(30,930)		(a)	3,077		(a)	31,724		(a)	18,113		(a)	(18,185)		(a)	(42,569)		(a)
Derivative operations	Swap (BRL)	(1,619)	141,323		(a)	(1,619)		(a)	6,782		(a)	2,916		(a)	(7,820)		(a)	(14,091)		(a)
Margin - LFT Socopa and XP	SELIC	33,001	-	13.15%		(208)	13.78%		(1,135)	10.34%		(2,277)	6.89%		1,139	17.23%		2,274	20.67%
Total derivatives (a)		24,421				(8,788)			362,015			162,786			(220,288)			(433,924)

Cresca, net	USD	(1,642)	(313)	5.24		(143)	5.70		446	4.28		893	2.85		(446)	7.13		(8893)	8.56
Cresud, net	USD	(312)	(60)	5.24		(30)	5.70		86	4.28		171	2.85		(86)	7.13		(171)	8.56
Helmir, net	USD	(5,518)	(1,053)	5.24		(488)	5.70		1,501	4.28		3,003	2.85		(1,501)	7.13		(3,003)	8.56
Total related parties		(7,472)	(1,426)			(661)			2,033			4,067			(2,033)			(4,067)

Serra Grande Farm	Soybean bags	(8,159)	54,000	151.20		-	151.20		2,040	113.40		4,080	75.60		(2,040)	189.00		(4,080)	226.80
Total Acquisitions payable		(8,159)	54,000			-			2,040			4,080			(2,040)			(4,080)

Schedule of financial liabilities by maturity
	Note	Book value	Contractual value	Less than one year	From one to two years	From three to five years	Above five years
At June 30, 2022
Derivative financial instruments	7	39,336	39,336	34,064	2,878	2,394	-
Lease payables	15	137,434	247,412	35,801	59,130	64,473	88,008
Trade payable	16	80,426	80,426	80,426	-	-	-
Loans, financing and debentures	17	453,041	648,267	137,919	48,666	323,929	137,753
Other liabilities	19	41,248	41,248	28,846	-	-	-
Transactions with related parties	30	7,472	7,472	-	7,472	-	12,402

At June 30, 2021
Derivative financial instruments	7	50,539	50,539	48,574	645	1,320	-
Lease payables	15	101,772	129,384	33,461	43,901	35,542	16,480
Trade payable	16	75,224	75,224	75,224	-	-	-
Loans, financing and debentures	17	663,181	974,670	344,827	131,037	357,822	140,984
Other liabilities	19	52,428	52,428	45,133	7,295	-	-
Transactions with related parties	30	8,087	8,087	5,568	2,519	-	-

Schedule of net debt of loans, acquisitions payable and trade accounts payables
	2022	2021
Total derivatives (Note 7)	(24,421)	14,001
Loans, financing and debentures (Note 17)	453,041	663,181
Total acquisitions payable (Note 19)	41,248	52,428
	469,868	729,610
Less: cash and cash equivalents (Note 6.1)	(435,493)	(1,059,107)
Less: marketable securities (Notes 6.2)	(114,450)	(10,455)
	(549,943)	(1,069,562)
Net debt (net cash)	(80,075)	(339,952)
Total equity	2,216,048	2,182,601

Schedule of main assets and liabilities that are measured at fair value, as well as the level of hierarchy
						June 30, 2022
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Trade accounts receivables, net	8.1	184,260	184,260	-	184,260	-
Non-current
Transactions with related parties	30	1,839	1,839	-	1,839	-

Financial assets measured at fair value through profit and loss
Current
Cash equivalents	6.1	397,001	397,001	397,001	-	-
Marketable securities	6.2	94,870	94,870	94,870	-	-
Receivables from sale of farm, net	8.1	183,342	183,342	-	-	183,342
Derivative financial instruments (b)	7	61,013	61,013	49,124	11,889	-
Noncurrent
Marketable securities	6.2	19,580	19,580	19,580	-	-
Receivables from sale of farm, net	8.1	373,954	373,954	-	-	373,954
Derivative financial instruments (b)	7	2,744	2,744	690	2,054	-

Non-financial assets measured at fair value
Current
Biological assets	10	264,976	264,976	-	9,711	255,265
Noncurrent
Biological assets	10	57,906	57,906	-	57,906	-

Non-financial assets measured at cost
Noncurrent
Investment properties	11	946,778	3,308,718	-	-	3,308,718
Total		2,588,263	4,950,203	561,265	267,659	4,121,279

Financial liabilities measured at amortized cost
Current
Trade payables	16	80,426	80,426	-	80,426	-
Loans, financing and debentures (a)	17	123,411	92,651	-	92,651	-
Noncurrent
Transactions with related parties	30	7,472	7,472	-	7,472	-
Loans, financing and debentures (a)	17	329,630	323,608	-	323,608	-

Financial liabilities measured at fair value through profit and loss
Current
Derivative financial instruments (b)	7	34,064	34,064	25,055	9,009	-
Lease payable	15	18,581	18,581	-	18,581	-
Accounts payable for acquisition of Serra Grande Farm	19	28,846	28,846	10,221	2,402	16,223
Noncurrent
Derivative financial instruments (b)	7	5,272	5,272	-	3,270	2,002
Lease payable	15	230,570	230,570	-	230,570	-
Accounts payable for acquisition of Serra Grande Farm	19	12,402	12,402	1,928	1,811	8,663
Total		870,674	833,892	37,204	769,800	26,888

						June 30, 2021
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Trade accounts receivables, net	8.1	84,950	84,950	-	84,950	-
Transactions with related parties	30	488	488	-	488	-
Non-current
Transactions with related parties	30	2,680	2,680	-	2,680	-

Financial assets measured at fair value through profit and loss
Current
Cash equivalents	6.1	1,000,892	1,000,892	1,000,892	-	-
Receivables from sale of farm, net	8.1	77,540	77,540	-	-	77,540
Derivative financial instruments (b)	7	32,657	32,657	17,047	15,610	-
Noncurrent
Marketable securities	6.2	10,455	10,455	10,455	-	-
Receivables from sale of farm, net	8.1	324,937	324,937	-	-	324,937
Derivative financial instruments (b)	7	3,881	3,881	36	3,845	-

Non-financial assets measured at fair value
Current
Biological assets	10	210,489	210,489	-	11,727	198,762
Noncurrent
Biological assets	10	34,585	34,585	-	34,585	-

Non-financial assets measured at cost
Noncurrent
Investment properties	11	952,109	3,443,849	-	-	3,443,849
Total		2,735,663	5,227,403	1,028,430	153,885	4,045,088

Financial liabilities measured at amortized cost
Current
Trade payables	16	75,224	75,224	-	75,224	-
Loans, financing and debentures (a)	17	322,046	322,046	-	322,046	-
Transactions with related parties	30	5,568	5,568	-	5,568	-
Noncurrent
Transactions with related parties	30	2,519	2,519	-	2,519	-
Loans, financing and debentures (a)	17	341,135	341,135	-	341,135	-

Financial liabilities measured at fair value through profit and loss
Current
Derivative financial instruments (b)	7	48,574	48,574	45,368	3,206	-
Lease payable	15	30,545	30,545	-	30,545	-
Accounts payable for acquisition of Serra Grande Farm	19	37,796	37,796	20,510	16,506	780
Noncurrent
Derivative financial instruments (b)	7	1,965	1,965	314	1,651	-
Lease payable	15	168,450	168,450	-	168,450	-
Accounts payable for acquisition of Serra Grande Farm	19	7,295	7,295	-	-	7,295
Total		1,041,117	1,041,117	66,192	966,850	8,075

Schedule of fair value of the credits from the sale of the farm
Description	Evaluation method	Significant non-observable inputs	Variation of non-observable inputs	Sensitivity of inputs to fair value
Receivables from sale of farm	Discounted cash flow	Premium (or Basis)	(0.15) – 0.55 USD/bu	The increase or decrease of 0.20 USD/bu in the premium (or basis) paid for the soybean would result in an impact of R$7,541. An increase or decrease of 1.4% in the receivables from the farm.
Payables related to the acquisition of Serra Grande Farm	Discounted cash flow	Premium (or Basis)	(0.15) – 0.55 USD/bu	The increase or decrease of 0.20 USD/bu in the premium (or basis) paid for the soybean would result in an impact of R$120. An increase or decrease of 1.5% in payables for the farm.